Other operating expenses	12 Months Ended
Dec. 31, 2018
Disclosure of Other Operating Expense [Abstract]
Other operating expenses
28 Other operating expenses

Other operating expenses
	2018	2017	2016
IT related expenses	779	737	740
Office expenses	564	587	580
Advertising and public relations	402	455	404
Travel and accommodation expenses	179	178	169
External advisory fees	358	353	320
Audit and non-audit services	26	22	19
Postal charges	54	50	48
Depreciation of property and equipment	312	319	330
Amortisation of intangible assets	209	179	187
Impairments and reversals on property and equipment and intangibles	19	18	107
Regulatory costs	947	901	845
Addition/(unused amounts reversed) of provision for reorganisations andrelocations	4	–5	1,189
Addition/(unused amounts reversed) of other provisions	–13	167	213
Contributions and subscriptions	91	91	82
Other	1,332	575	342
	5,262	4,627	5,575

Other operating expenses include lease and sublease payments in respect of operating leases of EUR 268 million (2017: EUR 307 million; 2016: EUR 310 million) in which ING Group is the lessee. No individual operating lease has terms and conditions that significantly affect the amount, timing and certainty of the consolidated cash flows of the Group.

Audit and non-audit services

Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
	2018	2017	2016
Audit fees	19	18	15
Audit related fees	1	1	1
Tax fees
Total [1]	20	19	16

1 The Group’s auditors did not provide any non-audit services.

Fees as disclosed in the table above relate to the network of the Group’s auditors and are the amounts related to the respective years, i.e. on an accrual basis. The increase in audit fees 2018 primarily relates to audit activities for the implementation of IFRS 9 and IFRS 16.

Regulatory costs

Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund (SRF) and local bank taxes. As of 1 January 2016, the new ex-ante DGS in the Netherlands and the SRF came into effect resulting in an increase of Regulatory costs. Included in Regulatory costs for 2018, are contributions to DGS of EUR 364 million (2017: EUR 341 million; 2016: EUR 316 million) mainly related to the Netherlands, Germany, Belgium, Poland, and Spain and contributions to the SRF of EUR 208 million (2017: EUR 179 million; 2016: EUR 176 million) related to the SRF. In 2018 local bank taxes decreased by EUR 6 million from EUR 381 million in 2017 to EUR 375 million (2016: EUR 351 million) due to a prior year adjustment (credit) on the UK bank tax of EUR 10 million.

Addition/(unused amounts reversed) of provision for reorganisations and relocations

For Addition/(unused amounts reversed) on provision for reorganisations and relocations, reference is made to the disclosure on the reorganisation provision in Note 16 ‘Provisions’.

Addition/(unused amounts reversed) of other provisions

Included in Addition/(unused amounts reversed) of other provisions in 2018, is a release for the provision recognised in relation of a discontinued business in ING Luxembourg. Reference is made to Note 16 ‘Provisions’ and Note 47 ‘Legal proceedings’.

Tangible and Intangible impairments and reversals

Impairments and reversals of property and equipment and intangibles
	Impairment losses			Reversals of impairments			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Property and equipment	9	10	65	–17	–24	–5	–8	–14	60
Property development	15	2	3				15	2	3
Software and other intangibleassets	12	30	44				12	30	44
(Reversals of) other impairments	35	42	112	–17	–24	–5	19	18	107

In 2018, impairment losses on property development mainly relate to impairments in Spain and Italy due to lower expected Net Realizable Values.

In 2018 and 2017, impairment losses on software and intangible assets mainly include software that was impaired to its Value in Use, related to the acceleration of the Think Forward Strategy.

In both 2017 and 2018, reversals of impairments on property and equipment relate to impairments previously recognised in the statement of profit or loss and mainly include impairments on property in own use that were reversed following the sale process of office buildings.

Other

Other operating expenses - Other includes, amongst other, the settlement with the Dutch Authorities of EUR 775 million. On 4 September 2018, ING announced that it had entered into a settlement agreement with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Under the terms of the agreement ING has agreed to pay a fine of EUR 675 million and EUR 100 million for disgorgement. Reference is made to Note 47 ‘Legal proceedings’.